LONG TERM INVESTMENTS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 UBOX CNY	Dec. 31, 2012 UBOX CNY	Dec. 31, 2013 Kangdu CNY	Jun. 30, 2012 Series A preferred shares UBOX CNY	Aug. 31, 2013 Convertible bonds UBOX CNY	Dec. 31, 2012 Convertible bonds UBOX CNY	Dec. 31, 2013 Ordinary shares UBOX
Long term investment
Long term investment	$ 14,952	90,517	28,129		40,517	28,129	50,000
Shares purchased								46,200,000
Consideration for purchase of investments	9,043	54,744	28,129					28,129	4,314
Convertible promissory note purchased			8,074	30,000						8,074
Conversion of promissory note to ordinary shares (in shares)											8,530,731